LEASE LIABILITIES - Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Short-term leases	$ 837	$ 826
Leases of low value assets	123	81
Variable lease payments	1,508	850
Rent expense relating to payments not included in the measurements of lease liabilities	$ 2,468	$ 1,757